Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information
Entity Registrant Name	Zoom Telephonics, Inc.
Entity Central Index Key	0001467761
Document Type	S-1
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End date	Jun. 30, 2011
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company